Derivatives - Effect of Derivative Financial Instruments on Statement of Financial Position (Details) - Total derivatives designated as hedging instruments - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Interest Rate Caps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	$ 4,262,000	$ 12,000
Derivative liability	0	3,363,000
Notional	1,750,606,000	2,100,606,000
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	8,849,000	0
Derivative liability	0	307,000
Notional	1,100,606,000	1,100,606,000
Interest rate cap and interest rate swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	13,111,000	12,000
Derivative liability	0	3,670,000
Notional	2,851,212,000	3,201,212,000
Interest rate cap and interest rate swap | Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	13,111,000	12,000
Derivative liability	$ 0	$ 3,670,000